Financial Statement Correction of an Immaterial Misstatement (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Consolidated Balance Sheet and Consolidated Statement of Operations and Comprehensive Loss

The effect on these revisions on the Company’s consolidated balance sheet and consolidated statement of operations and comprehensive loss as of and for the year ended December 31, 2018 is as follows:

	As previously reported at December 31, 2018	Adjustment	As revised at December 31, 2018
Notes payable, net of discount	$1,851	$(566)	$1,285
Total current liabilities	2,398	(566)	1,832
Total liabilities	2,398	(566)	1,832
Accumulated deficit	(405,285)	566	(404,719)
Total stockholders’ deficit	(1,875)	566	(1,309)

	As previously reported for the year ended December 31, 2018	Adjustment	As revised for the year ended December 31, 2018
Accretion of debt discount	$(905)	$(14)	$(919)
Gain on extinguishment of debt	1,295	580	1,875
Total other non-operating income	74	566	640
Net loss	(23,849)	566	(23,283)
Net loss attributable to common stockholders	(26,363)	566	(25,797)